S000049025 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Developed ex US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.47%	7.98%	4.36%
STOXX International Small-Cap Equity Factor Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.75%	8.08%	6.11%
iShares International Small-Cap Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.52%	7.82%	5.87%
Performance Inception Date				Apr. 28, 2015
iShares International Small-Cap Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.51%	6.99%	5.18%
iShares International Small-Cap Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	6.09%	4.61%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 28, 2023 reflect the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index. Index returns beginning on March 1, 2023 reflect the performance of the STOXX International Small-Cap Equity Factor Index, which, effective as of March 1, 2023, replaced the MSCI World ex USA Small Cap Diversified Multiple-Factor Index as the Underlying Index of the Fund.